Securities (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2011
Securities [Abstract]
Securities callable within one year amortized cost		$ 869.2
Mortgage-backed securities received in loan swap transaction at amortized cost	192.7
Proceeds from sale of MBS	199.1
Gain (loss) on sales of MBS	$ 6.5